Restructuring	3 Months Ended
Mar. 31, 2023
Restructuring and Related Activities [Abstract]
Restructuring
17. Restructuring
On February 13, 2023, the Company announced the topline results for the Phase 2b study of
FX-322
(FX-322-208)
which failed to achieve its primary efficacy endpoint of an improvement in speech perception. As a result, the Company also announced that it would be discontinuing the
FX-322
and
FX-345
hearing development programs and focusing resources on its remyelination in MS development program. This restructuring resulted in a 55% reduction in the Company’s workforce.
The Company expects to incur a total of approximately $4,329 in restructuring-related expenses, of which $3,970 was expensed in the three months ended March 31, 2023. The total estimated restructuring charges consist of accelerated depreciation expense of $360, accelerated hearing program expense of $129, and severance and other benefit-related costs of $3,840, of which $3,481 was expensed in the three months ended March 31, 2023 and the remaining $359 will be expensed in the second quarter of 2023.
During the three months ended March 31, 2023, the following restructuring-related charges were included in the Consolidated Statement of Operations:

	Severance and other benefit-related costs	Accelerated depreciation charges	Accelerated hearing program charges	Total

Research and development	$1,932	$360	$129	$2,421
General and administrative	1,549	—	—	1,549

Total	$3,481	$360	$129	$3,970

At March 31, 2023, the liability for the restructuring is classified as current and included in accrued expenses in the Consolidated Balance Sheets.

	Accelerated hearing program charges	Severance and other benefit-related costs	Total

Liability balance as of December 31, 2022	$—	$—	$—
Net charges	129	3,329	3,458

Liability balance as of March 31, 2023	$129	$3,329	$3,458